Investment in Affiliate (Details) - Schedule of Summarized of Statement of Operation - Wellution [Member] $ in Thousands	10 Months Ended
Dec. 31, 2023 USD ($)
Condensed Income Statements, Captions [Line Items]
Revenues	$ (2,137)
Cost of sales	1,409
Impairment of intangible asset	1,042
General and administrative	748
Sales and marketing	468
Taxes on income	22
Net loss	$ 1,552